Employment Agreements	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employment Agreements

Note 9 – Employment Agreements

Charles W. Allen.

On February 5, 2014, the Company entered into an employment agreement with Charles W. Allen (the “Allen Employment Agreement”), whereby Mr. Allen agreed to serve as the Company’s Chief Executive Officer and Chief Financial Officer for a period of two (2) years, subject to renewal, in consideration for an annual salary of $150,000.  Additionally, under the terms of the Allen Employment Agreement, Mr. Allen shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.  Mr. Allen shall be entitled to participate in all benefits plans the Company provides to its senior executives.

Michal Handerhan

On February 5, 2014, the Company entered into an employment agreement with Michal Handerhan (the “Handerhan Employment Agreement”), whereby Mr. Handerhan agreed to serve as the Company’s Chief Operating Officer and Chairman for a period of two (2) years, subject to renewal, in consideration for an annual salary of $160,000.  Additionally, under the terms of the Handerhan Employment Agreement, Mr. Handerhan shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.   Mr. Handerhan shall be entitled to participate in all benefits plans the Company provides to its senior executives.

Tim Sidie

On February 5, 2014, the Company entered into an employment agreement with Timothy Sidie (the “Sidie Employment Agreement”), whereby Mr. Sidie agreed to serve as the Company’s Chief Technology Officer for a period of two (2) years, subject to renewal, in consideration for an annual salary of $140,000.  Additionally, under the terms of the Sidie Employment Agreement, Mr. Sidie shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.   Mr. Sidie shall be entitled to participate in all benefits plans the Company provides to its senior executives.

Charles Kiser

On February 5, 2014, the Company entered into an employment agreement with Charles A. Kiser (the “Kiser Employment Agreement”), whereby Mr. Kiser agreed to serve as the Company’s Chief Marketing Officer for a period of one (1) year, subject to renewal, in consideration for an annual salary of $135,000.  Additionally, under the terms of the Kiser Employment Agreement, Mr. Kiser shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.   Mr. Kiser shall be entitled to participate in all benefits plans the Company provides to its senior executives.